Stockholders’ Equity	12 Months Ended
Aug. 31, 2025
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

24. STOCKHOLDERS’ EQUITY

Ordinary shares

The Company was incorporated as a British Virgin Islands business company with limited liability on July 4, 2024 under the laws of the British Virgin Islands. In connection with the incorporation, on the same date of its incorporation, Happy City Holdings Limited issued a total of 1 share of its ordinary shares to its sole shareholder, Happy City Group Limited, at the consideration of US$1. On August 14, 2024, the Company effectuated a share split of its issued and outstanding shares at a ratio of 4,000,000 for one (the “1st Share Split”), so that there were 4,000,000 ordinary shares issued and outstanding post-1st Share Split. On the same date of its 1st Share Split, the Company allotted 2,000,000 ordinary shares in aggregate to a group of investors at the consideration of US$0.375 per share. On September 13, 2024, the Company effectuated a further share split of its issued and outstanding shares at a ratio of 3 for one (the “2nd Share Split”, together with 1st Share Split, the “Share Split”), so that there were 18,000,000 ordinary shares issued and outstanding post-2nd Share Split. On March 4, 2025, the Company’s stockholders resolved to reclassify the Company’s authorized share capital from unlimited number of shares without par value into unlimited number of Class A Ordinary Shares, each having one (1) vote per share and Class B Ordinary Shares without par value, each having 20 votes per share. Pursuant to the Share Redesignation, the 18,000,000 authorized and issued shares held by the nine stockholders were redesignated into 6,000,000 Class A Ordinary Shares and 12,000,000 Class B Ordinary Shares in aggregate.

From a British Virgin Islands legal perspective, the Share Split does not have any retroactive effect on our shares prior to the effective date. However, references to our Ordinary Shares in this annual report are presented on a post-Share Split basis, or as having been retroactively adjusted and restated to give effect to the Share Split, as if the Share Split had occurred by the relevant earlier date.

On March 4, 2025, the Company’s stockholders resolved to reclassify the Company’s authorized share capital from unlimited number of shares without par value into unlimited number of Class A Ordinary Shares, each having one (1) vote per share and Class B Ordinary Shares without par value, each having 20 votes per share (the “Share Redesignation”). Pursuant to the Share Redesignation, the 18,000,000 authorized and issued shares held by the nine stockholders were redesignated into 6,000,000 Class A Ordinary Shares and 12,000,000 Class B Ordinary Shares in aggregate.

On June 23, 2025, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Dominari Securities LLC, as representative of the underwriters named on Schedule A thereto (the “Representative”), relating to the Company’s initial public offering (the “Offering”) of 1,110,000 Class A Ordinary Shares (the “Offering Shares”) of the Company, at an Offering price of US$5.00 per share (the “Offering Price”). Pursuant to the Underwriting Agreement, in exchange for the Representative’s firm commitment to purchase the Offering Shares, the Company agreed to sell the Offering Shares to the Representative at a purchase price of US$4.65 (93% of the public offering price per share). The Company also granted the Representative a 45-day over-allotment option to purchase up to an additional 165,000 Class A Ordinary Shares at the Offering Price, representing fifteen percent (15%) of the Class A Ordinary Shares sold in the Offering, from the Company, less underwriting discounts and commissions and a non-accountable expense allowance.

On June 24, 2025, the Company was listed on the Nasdaq Capital Market following the completion of its share offering. The Company began trading under the ticker symbol “HCHL” on this date. On June 25, 2025, the Company closed its initial public offering of 1,100,000 Class A Ordinary Shares. On July 7, 2025, the underwriters to the Company’s initial public offering further exercised the over-allotment option partially to purchase an additional 112,000 Class A Ordinary Shares. The closing for the sale of the over-allotment shares took place on July 11, 2025. After deducting underwriting discounts and commissions and non-accountable expense allowance, the Company received net proceeds of approximately US$5,156,433.

As a result of the initial public offering, the excess purchase price over par value is allocated to additional paid-in capital amounted to $4,011,020, which met the criteria for equity classification under applicable U.S. GAAP.